RESEARCH AND LICENSE AGREEMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Research and License Agreement [Abstract]
Research and License Agreement [Text Block]
NOTE 4 -	RESEARCH AND LICENSE AGREEMENT

The Company has a Research and License Agreement, as amended and restated, with Ramot. The Company obtained a waiver and release from Ramot pursuant to which Ramot agreed to an amended payment schedule regarding the Company's payment obligations under the Research and License Agreement and waived all claims against the Company resulting from the Company's previous defaults and non-payment under the Research and License Agreement. The waiver and release amended and restated the original payment schedule under the original agreement providing for payments during the initial research period and additional payments for any extended research period.

As of December 24, 2009, the Company had paid to Ramot $400 but did not make payments totaling $240 for the initial research period and payments totaling $380 for the extended research period.

On December 24, 2009, the Company and Ramot entered into a settlement agreement which amended the Research and License Agreement, as amended and restated pursuant to which, among other things, the following matters were agreed upon:

a)	Ramot released the Company from its obligation to fund the extended research period in the total amount of $1,140. Therefore, the Company deleted an amount in 2009, equal to $760 from it research and development expenses that were previously expensed.

b)	Past due amounts of $240 for the initial research period plus interest of $32 owed by the Company to Ramot was converted into 1,120,000 shares of common stock on December 30, 2009. Ramot was required to deposit the shares with a broker and only sell the shares in the open market after 185 days from the issuance date.

c)	In the event that the total proceeds generated by sales of the shares on December 31, 2010, together with the March 31, 2010 payment, are less than $240 on or prior to December 31, 2010, then on such date the Company shall pay to Ramot the difference between the proceeds that Ramot has received from sales of the shares up to such date together with the September Payment (if any) that has been transferred to Ramot up to such date, and $240. Related compensation in the amount of $51 was recorded as research and development expenses.

In January 2011 Ramot exercised additional 167,530 Common Stock of the Company, for $35, which finalized the sale of the 1,120,000 Common Stock of the Company granted to Ramot for $235. In February 2011 the Company paid the remaining $5 and finalized the balance due to Ramot according to the settlement agreement between the parties dated December 24, 2009.

NOTE 3 -	RESEARCH AND LICENSE AGREEMENT

On July 8, 2004, the Company entered into a research and license agreement (the "Original Agreement") with Ramot. The license agreement grants the Company an exclusive, worldwide, royalty-bearing license to develop, use and sell certain stem cell technology. In consideration of the license, the Company was required to remit an upfront license fee payment of $100; royalties at a rate of 5% of all net sales of products and 30% of all sublicense receipts. In addition, the Company granted Ramot and certain of its designees fully vested warrants to purchase 10,606,415 shares of Common Stock at an exercise price of $0.01 per share. The Company also agreed to fund, through Ramot, further research in consideration of $570 per year for an initial two-year period (“initial research period”). The Company also agreed to fund research for a further two-year period if certain research milestones are met for an additional $1,140 (“extended research period”).

The warrants issued pursuant to the agreement were issued to Ramot and its designees effective as of November 4, 2004. Each of the warrants is exercisable for a seven-year period beginning on November 4, 2005.

On March 30, 2006, the Company entered into an Amended Research and License Agreement with Ramot, for the purpose of amending and restating the Original Agreement. According to the agreement, the initial period was amended to an initial research period of three years. The Amended Research and License Agreement also extends the additional two-year research period in the Original Agreement to an additional three-year research period if certain research milestones are met. The Amended Research and License Agreement retroactively amended the consideration to $380 per year, instead of $570 per year. As a consequence, an amount of $300 was charged to the statement of operations as research and development expenses in the year ended in March 31, 2006. In addition, the Amended Research and License Agreement reduced royalties that the Company may have to pay Ramot, in certain cases, from 5% to 3% of net sales and also reduces the sublicenses receipt from 30% to 20%-25% of sublicense receipts.

On July 26, 2007, the Company entered into a Second Amended and Restated Research and License Agreement with Ramot. On August 1, 2007, the Company obtained a waiver and release from Ramot pursuant to which Ramot agreed to an amended payment schedule regarding the Company's payment obligations under the Amended Research and License Agreement, dated March 30, 2006, and waived all claims against the Company resulting from the Company's previous defaults and non-payment under the Original Agreement and the Amended Research and License Agreement. The payments described in the waiver and release covered all payment obligations that were past due and not yet due pursuant to the Original Agreement. The waiver and release amended and restated the remaining unpaid balance of $240 of the original payment schedule for the initial research period.

As of December 24, 2009, the Company had not made the payments totaling $240.

On December 24, 2009, the Company and Ramot entered into a settlement under which, among other things, the following matters were agreed upon:

a)	Ramot released the Company from the Company’s obligation to fund the extended research period in the total amount of $1,140.Therefore, the Company removed an amount of $760 from its research and development expenses that had accumulated in the past.

b)	Past due amounts of $240 for the initial research period plus interest of $32 owed by the Company to Ramot was converted into 1,120,000 restricted shares of common stock on December 30, 2009. Ramot deposited the shares with a broker and may sell the shares in the free market after 185 days from the issuance date.

In the event that the total proceeds generated by sales of the shares are less than $120 on or prior to September 30, 2010 ("September Payment"), then on such date the Company had to pay to Ramot the difference between the aggregate proceeds that had been received by Ramot up to such date, and $120. In the event that the total proceeds generated by sales of the shares, together with the September 30, 2010 payment, are less than $240 on or prior to December 31, 2010, then the Company had to pay to Ramot the difference between the proceeds that Ramot had received from sales of the shares up to such date together with the September Payment (if any) that had been transferred to Ramot up to such date, and $240. Related compensation in the amount of $51 was recorded as research and development expenses.

As of December 31, 2011, Ramot had sold all 1,120,000 shares of Common Stock of the Company issued under the settlement agreement for $235. The Company paid the remaining balance of $5 and finalized the balance due to Ramot according to the settlement agreement between the parties dated December 24, 2009.

In December 2011, the Company signed an agreement with BCT and Ramot, in which the Company assigned to BCT its rights under the License Agreement with Ramot, as well as its ownership rights in the joint patent application with Ramot. The Company guarantees all BCT obligations under the License Agreement towards Ramot.